REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 2,004	$ 296	¥ 1,823
Long-term contract liabilities	1,674	$ 247	1,602
Total contract liabilities	¥ 3,678		¥ 3,425